GOLDMAN SACHS ETF TRUST

Goldman Sachs ActiveBeta® Emerging Markets Equity ETF

Goldman Sachs ActiveBeta® Europe Equity ETF

Goldman Sachs ActiveBeta® International Equity ETF

Goldman Sachs ActiveBeta® Japan Equity ETF

Goldman Sachs ActiveBeta® U.S. Small Cap Equity ETF

Goldman Sachs ActiveBeta® U.S. Large Cap Equity ETF

Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF

(the “ActiveBeta ETFs”)

Goldman Sachs MarketBeta® Emerging Markets Equity ETF

Goldman Sachs MarketBeta® International Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Growth Equity ETF

Goldman Sachs MarketBeta® Russell 1000 Value Equity ETF

Goldman Sachs MarketBeta® U.S. Equity ETF

Goldman Sachs MarketBeta® International Small Cap Equity ETF

(the “MarketBeta ETFs” and collectively with the ActiveBeta ETFs, the “Funds”)

Supplement dated April 11, 2024 to the

Prospectuses and Summary Prospectuses each dated December 29, 2023, as supplemented to date

Effective April 15, 2024 (the “Effective Date”), Gauri Sekaria will serve as a portfolio manager for the Funds. Accordingly, on the Effective Date, the Funds’ disclosures will be modified as set forth below. Raj Garigipati, Managing Director, will continue to serve as a portfolio manager for the Funds.

The following is added to the “Portfolio Manager” subsection under each “Summary—Portfolio Management” section of each Prospectus, as well as under the “Portfolio Management” section of each Summary Prospectus:

Gauri Sekaria, Vice President, has managed the Fund since April 2024.

The following row is added to the table under the “Service Providers—Fund Managers” section of the ActiveBeta® ETFs’ Prospectus:

Gauri Sekaria Vice President

Portfolio Manager—

ActiveBeta® Emerging Markets Equity ETF

ActiveBeta® Europe Equity ETF

ActiveBeta® International Equity ETF

ActiveBeta® Japan Equity ETF

ActiveBeta® U.S. Large Cap Equity ETF

ActiveBeta® U.S. Small Cap Equity ETF

ActiveBeta® World Low Vol Plus Equity ETF

Since 2024

Ms. Sekaria joined the ETF Portfolio Management team within Quantitative Equity Solutions in 2019. Ms. Sekaria originally joined the Investment Adviser in 2005. Before rejoining the Investment Adviser, Ms. Sekaria was the lead Portfolio Manager for Passive Investments and headed the Capital Markets function at DSP Investment Managers in India.

The following row is added to the table under the “Service Providers—Fund Managers” section of the MarketBeta® ETFs’ Prospectus:

Gauri Sekaria Vice President

Portfolio Manager—

MarketBeta® Emerging Markets Equity ETF

MarketBeta® International Equity ETF

MarketBeta® Russell 1000 Growth Equity ETF

MarketBeta® Russell 1000 Value Equity ETF

MarketBeta® U.S. Equity ETF

MarketBeta® International Small Cap Equity ETF

Since 2024

Ms. Sekaria joined the ETF Portfolio Management team within Quantitative Equity Solutions in 2019. Ms. Sekaria originally joined the Investment Adviser in 2005. Before rejoining the Investment Adviser, Ms. Sekaria was the lead Portfolio Manager for Passive Investments and headed the Capital Markets function at DSP Investment Managers in India.

This Supplement should be retained with your Prospectus and Summary Prospectuses for future reference.

GSTETFPMSTK 04-24